Financial Instruments Risk Management - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Strengthening or weakening exchange rates	10.00%
Sensitivity rate used when reporting foreign currency risk	10.00%
USD First Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
First lien term loan floor rate	0.00%
EUR First Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
First lien term loan floor rate	0.00%
Foreign Exchange Risk
Disclosure Of Financial Instruments [Line Items]
Effect of exchange rate on earnings before tax, percentage	10.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Description of sensitivity rate	100 basis points
Interest Rate Risk | USD First Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	interest rate cannot decrease below 3.50%
Interest Rate Risk | USD First Lien Term Loan | Minimum
Disclosure Of Financial Instruments [Line Items]
Interest rate	3.50%
Interest Rate Risk | EUR First Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	the interest rate cannot decrease below 3.75%
Interest Rate Risk | EUR First Lien Term Loan | Minimum
Disclosure Of Financial Instruments [Line Items]
Interest rate	3.75%
Credit risk [member]
Disclosure Of Financial Instruments [Line Items]
Allowance for doubtful accounts	$ 16,800	$ 166,000